Basis of preparation - Summary of Subsidiary Ownership (Details)			9 Months Ended
	Jun. 29, 2023	Jan. 26, 2022	Sep. 30, 2023
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	67.00%
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle U.S. Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle APAC PTE. LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Norway AS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle France SARL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%